Voya VACS Series CB Fund Expense Example - Voya VACS Series CB Fund - No Class	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years
Expense Example, with Redemption, 10 Years